Allowance for Loan Losses - Investments in Loans Considered to be Impaired and Related Information on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
With a related allowance recorded, Recorded Investment	$ 67		$ 67		$ 767	$ 8,801
With a related allowance recorded, Unpaid Principal Balance	67		67		1,469	10,550
With a related allowance recorded, Related Allowance	55		55		97	2,231
Impaired Financing Receivable, Recorded Investment, Total	45,992		45,992		52,856	82,641
Impaired Financing Receivable, Unpaid Principal Balance, Total	55,896		55,896		68,591	108,266
Impaired Financing Receivable, Related Allowance	55		55		97	2,231
Without a related allowance recorded, Average Recorded Investment	46,121	56,720	46,627	65,429	63,693	95,648
Without a related allowance recorded, Interest Income Recognized	381	500	1,170	1,501	1,951	2,080
With a related allowance recorded, Average Recorded Investment	70	7,078	73	4,585	3,631	12,068
With a related allowance recorded, Interest Income Recognized	1	52	4	57	59	218
Impaired Financing Receivable, Average Recorded Investment, Total	46,191	63,798	46,700	70,014	67,324	107,716
Impaired Financing Receivable, Interest Income Recognized, Total	382	552	1,174	1,558	2,010	2,298
Without a related allowance recorded, Recorded Investment	45,925		45,925		52,089	73,840
Without a related allowance, Unpaid Principal Balance	55,829		55,829		67,122	97,716
Without a related allowance recorded, Related Allowance						0
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With a related allowance recorded, Recorded Investment	0		0		0	6,138
With a related allowance recorded, Unpaid Principal Balance	0		0		0	6,864
With a related allowance recorded, Related Allowance	0		0		0	1,226
Impaired Financing Receivable, Recorded Investment, Total	21,028		21,028		26,968	39,994
Impaired Financing Receivable, Unpaid Principal Balance, Total	26,366		26,366		35,474	52,817
Impaired Financing Receivable, Related Allowance	0		0		0	1,226
Without a related allowance recorded, Average Recorded Investment	21,110	27,489	21,593	29,951	29,314	41,138
Without a related allowance recorded, Interest Income Recognized	159	271	512	330	929	1,112
With a related allowance recorded, Average Recorded Investment	0	1,014	0	2,526	1,895	5,796
With a related allowance recorded, Interest Income Recognized	0	0	0	5	0	218
Impaired Financing Receivable, Average Recorded Investment, Total	21,110	28,503	21,593	32,477	31,209	46,934
Impaired Financing Receivable, Interest Income Recognized, Total	159	271	512	335	929	1,330
Without a related allowance recorded, Recorded Investment	21,028		21,028		26,968	33,856
Without a related allowance, Unpaid Principal Balance	26,366		26,366		35,474	45,953
Without a related allowance recorded, Related Allowance						0
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
With a related allowance recorded, Recorded Investment	0		0		0	1,864
With a related allowance recorded, Unpaid Principal Balance	0		0		0	2,790
With a related allowance recorded, Related Allowance	0		0		0	1,002
Impaired Financing Receivable, Recorded Investment, Total	9,643		9,643		9,580	13,283
Impaired Financing Receivable, Unpaid Principal Balance, Total	9,964		9,964		9,703	15,017
Impaired Financing Receivable, Related Allowance	0		0		0	1,002
Without a related allowance recorded, Average Recorded Investment	9,702	10,995	9,477	11,964	11,439	11,672
Without a related allowance recorded, Interest Income Recognized	63	68	177	203	254	329
With a related allowance recorded, Average Recorded Investment	0	0	0	0	0	1,826
With a related allowance recorded, Interest Income Recognized	0	0	0	0	0	0
Impaired Financing Receivable, Average Recorded Investment, Total	9,702	10,995	9,477	11,964	11,439	13,498
Impaired Financing Receivable, Interest Income Recognized, Total	63	68	177	203	254	329
Without a related allowance recorded, Recorded Investment	9,643		9,643		9,580	11,419
Without a related allowance, Unpaid Principal Balance	9,964		9,964		9,703	12,227
Without a related allowance recorded, Related Allowance						0
Commercial Construction [Member]
Financing Receivable, Impaired [Line Items]
With a related allowance recorded, Recorded Investment	0		0		681	799
With a related allowance recorded, Unpaid Principal Balance	0		0		1,383	896
With a related allowance recorded, Related Allowance	0		0		25	3
Impaired Financing Receivable, Recorded Investment, Total	8,143		8,143		8,072	18,512
Impaired Financing Receivable, Unpaid Principal Balance, Total	11,831		11,831		13,736	28,382
Impaired Financing Receivable, Related Allowance	0		0		25	3
Without a related allowance recorded, Average Recorded Investment	8,160	9,768	8,254	14,492	14,112	22,299
Without a related allowance recorded, Interest Income Recognized	58	46	172	271	326	571
With a related allowance recorded, Average Recorded Investment	0	5,929	0	1,976	1,652	4,446
With a related allowance recorded, Interest Income Recognized	0	49	0	49	49	0
Impaired Financing Receivable, Average Recorded Investment, Total	8,160	15,697	8,254	16,468	15,764	26,745
Impaired Financing Receivable, Interest Income Recognized, Total	58	95	172	320	375	571
Without a related allowance recorded, Recorded Investment	8,143		8,143		7,391	17,713
Without a related allowance, Unpaid Principal Balance	11,831		11,831		12,353	27,486
Without a related allowance recorded, Related Allowance						0
Consumer Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With a related allowance recorded, Recorded Investment	45		45		53	0
With a related allowance recorded, Unpaid Principal Balance	45		45		53	0
With a related allowance recorded, Related Allowance	45		45		53	0
Impaired Financing Receivable, Recorded Investment, Total	7,045		7,045		8,079	10,827
Impaired Financing Receivable, Unpaid Principal Balance, Total	7,598		7,598		9,517	12,025
Impaired Financing Receivable, Related Allowance	45		45		53	0
Without a related allowance recorded, Average Recorded Investment	7,034	8,349	7,181	8,912	8,714	20,533
Without a related allowance recorded, Interest Income Recognized	100	114	306	693	436	68
With a related allowance recorded, Average Recorded Investment	47	100	49	62	60	0
With a related allowance recorded, Interest Income Recognized	1	2	2	0	6	0
Impaired Financing Receivable, Average Recorded Investment, Total	7,081	8,449	7,230	8,974	8,774	20,533
Impaired Financing Receivable, Interest Income Recognized, Total	101	116	308	693	442	68
Without a related allowance recorded, Recorded Investment	7,000		7,000		8,026	10,827
Without a related allowance, Unpaid Principal Balance	7,553		7,553		9,464	12,025
Without a related allowance recorded, Related Allowance						0
Other Consumer [Member]
Financing Receivable, Impaired [Line Items]
With a related allowance recorded, Recorded Investment	22		22		33	0
With a related allowance recorded, Unpaid Principal Balance	22		22		33	0
With a related allowance recorded, Related Allowance	10		10		19	0
Impaired Financing Receivable, Recorded Investment, Total	133		133		157	25
Impaired Financing Receivable, Unpaid Principal Balance, Total	137		137		161	25
Impaired Financing Receivable, Related Allowance	10		10		19	0
Without a related allowance recorded, Average Recorded Investment	115	119	122	110	114	6
Without a related allowance recorded, Interest Income Recognized	1	1	3	4	6	0
With a related allowance recorded, Average Recorded Investment	23	35	24	21	24	0
With a related allowance recorded, Interest Income Recognized	0	1	2	3	4	0
Impaired Financing Receivable, Average Recorded Investment, Total	138	154	146	131	138	6
Impaired Financing Receivable, Interest Income Recognized, Total	1	2	5	7	10	0
Without a related allowance recorded, Recorded Investment	111		111		124	25
Without a related allowance, Unpaid Principal Balance	115		115		128	25
Without a related allowance recorded, Related Allowance						$ 0